Pioneer Corporate High Yield Fund
Schedule of Investments  |  November 30, 2022

A: RCRAX	C: RCRCX	Y: RCRYX

Schedule of Investments  |  11/30/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 97.4%
	Corporate Bonds — 95.6% of Net Assets
	Advertising — 3.0%
275,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 204,188
170,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	126,659
100,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29 (144A)	83,500
380,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	378,100
429,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	367,867
301,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	242,305
	Total Advertising	$1,402,619
	Aerospace & Defense — 1.4%
180,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	$ 176,848
370,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	363,984
110,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	115,775
	Total Aerospace & Defense	$656,607
	Airlines — 1.0%
65,000	Allegiant Travel Co., 7.25%, 8/15/27 (144A)	$ 63,319
70,000	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	57,143
125,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26 (144A)	121,227
205,000	Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, 9/20/25 (144A)	207,786
	Total Airlines	$449,475
	Auto Manufacturers — 3.3%
100,000	Ford Motor Co., 6.10%, 8/19/32	$ 95,962
200,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	164,029
612,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	548,230
540,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	492,680
256,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	247,375
	Total Auto Manufacturers	$1,548,276
	Auto Parts & Equipment — 0.9%
475,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	$ 409,531
	Total Auto Parts & Equipment	$409,531
1Pioneer Corporate High Yield Fund |  | 11/30/22

Principal Amount USD ($)		Value
	Banks — 0.6%
317,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	$ 282,599
	Total Banks	$282,599
	Biotechnology — 0.6%
335,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28 (144A)	$ 281,527
	Total Biotechnology	$281,527
	Building Materials — 3.2%
260,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	$ 210,772
145,000	Builders FirstSource, Inc., 6.375%, 6/15/32 (144A)	133,961
450,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	303,592
613,000	Koppers, Inc., 6.00%, 2/15/25 (144A)	570,856
155,000	Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 4/15/30 (144A)	136,811
145,000	Patrick Industries, Inc., 7.50%, 10/15/27 (144A)	138,017
	Total Building Materials	$1,494,009
	Chemicals — 3.0%
650,000	Mativ Holdings, Inc., 6.875%, 10/1/26 (144A)	$ 568,925
111,000	Olin Corp., 5.00%, 2/1/30	100,735
200,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	167,548
370,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	235,412
408,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	328,518
	Total Chemicals	$1,401,138
	Commercial Services — 4.8%
20,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 19,000
275,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	248,160
80,000	Brink's Co., 5.50%, 7/15/25 (144A)	78,888
692,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	621,478
215,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	207,051
190,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	167,145
295,000	PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (144A)	174,788
35,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (144A)	34,563
Pioneer Corporate High Yield Fund |  | 11/30/222

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Services — (continued)
420,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	$ 390,600
300,000	Sotheby's, 7.375%, 10/15/27 (144A)	292,199
	Total Commercial Services	$2,233,872
	Computers — 2.3%
279,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	$ 197,211
329,000	KBR, Inc., 4.75%, 9/30/28 (144A)	291,874
540,000	NCR Corp., 5.00%, 10/1/28 (144A)	469,800
150,000	NCR Corp., 5.25%, 10/1/30 (144A)	126,516
	Total Computers	$1,085,401
	Diversified Financial Services — 5.0%
442,347(a)	Avation Capital SA, 8.25% (9.00% PIK or 8.25% Cash), 10/31/26 (144A)	$ 353,878
65,000	Bread Financial Holdings, Inc., 4.75%, 12/15/24 (144A)	56,531
250,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	213,750
444,722(a)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	371,327
240,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27 (144A)	218,186
242,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	211,750
201,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	166,328
305,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	269,925
560,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 6.375%, 2/1/30 (144A)	459,200
	Total Diversified Financial Services	$2,320,875
	Electric — 2.8%
275,000	Calpine Corp., 4.625%, 2/1/29 (144A)	$ 237,436
215,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	182,146
85,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	67,746
153,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	128,658
135,000	NRG Energy, Inc., 3.375%, 2/15/29 (144A)	112,165
290,000	NRG Energy, Inc., 3.875%, 2/15/32 (144A)	233,129
67,403	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	65,575
55,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	49,207
257,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	248,635
	Total Electric	$1,324,697
3Pioneer Corporate High Yield Fund |  | 11/30/22

Principal Amount USD ($)		Value
	Electrical Components & Equipments — 1.2%
253,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	$ 220,601
30,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	28,409
310,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	313,875
	Total Electrical Components & Equipments	$562,885
	Electronics — 0.1%
80,000	TTM Technologies, Inc., 4.00%, 3/1/29 (144A)	$ 67,867
	Total Electronics	$67,867
	Engineering & Construction — 1.4%
396,995	Artera Services LLC, 9.033%, 12/4/25 (144A)	$ 330,276
225,000	Promontoria Holding 264 BV, 7.875%, 3/1/27 (144A)	212,845
160,000	TopBuild Corp., 4.125%, 2/15/32 (144A)	128,048
	Total Engineering & Construction	$671,169
	Entertainment — 1.5%
283,000	Mohegan Gaming & Entertainment, 8.00%, 2/1/26 (144A)	$ 265,723
77,000	Penn Entertainment, Inc., 4.125%, 7/1/29 (144A)	62,755
110,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30 (144A)	92,535
350,000	SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29 (144A)	301,612
	Total Entertainment	$722,625
	Environmental Control — 1.2%
130,000	GFL Environmental, Inc., 4.00%, 8/1/28 (144A)	$ 111,528
270,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	231,687
201,000	Tervita Corp., 11.00%, 12/1/25 (144A)	218,587
	Total Environmental Control	$561,802
	Food — 2.1%
701,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	$ 641,576
280,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/30 (144A)	247,626
95,000	US Foods, Inc., 4.625%, 6/1/30 (144A)	84,304
	Total Food	$973,506
	Forest Products & Paper — 1.8%
344,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 301,419
334,000	Mercer International, Inc., 5.125%, 2/1/29	286,739
259,000	Sylvamo Corp., 7.00%, 9/1/29 (144A)	251,230
	Total Forest Products & Paper	$839,388
Pioneer Corporate High Yield Fund |  | 11/30/224

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Healthcare-Products — 0.5%
255,000	Medline Borrower LP, 3.875%, 4/1/29 (144A)	$ 219,239
	Total Healthcare-Products	$219,239
	Healthcare-Services — 3.0%
229,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	$ 134,338
318,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	271,585
54,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	43,472
70,000	Surgery Center Holdings, Inc., 6.75%, 7/1/25 (144A)	68,521
423,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27 (144A)	423,255
110,000	Tenet Healthcare Corp., 6.125%, 6/15/30 (144A)	104,234
260,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	235,780
353,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	140,547
	Total Healthcare-Services	$1,421,732
	Home Builders — 0.6%
157,000	KB Home, 4.00%, 6/15/31	$ 125,269
205,000	M/I Homes, Inc., 3.95%, 2/15/30	156,778
	Total Home Builders	$282,047
	Internet — 0.6%
285,000	Cogent Communications Group, Inc., 7.00%, 6/15/27 (144A)	$ 277,875
	Total Internet	$277,875
	Iron & Steel — 2.3%
290,000	Carpenter Technology Corp., 7.625%, 3/15/30	$ 290,884
258,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	258,645
125,000	Mineral Resources, Ltd., 8.00%, 11/1/27 (144A)	128,425
135,000	Mineral Resources, Ltd., 8.50%, 5/1/30 (144A)	137,695
360,000	TMS International Corp., 6.25%, 4/15/29 (144A)	257,541
	Total Iron & Steel	$1,073,190
	Leisure Time — 2.0%
55,000	Carnival Holdings Bermuda, Ltd., 10.375%, 5/1/28 (144A)	$ 57,266
290,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	237,882
55,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	44,000
75,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	57,801
85,000	Royal Caribbean Cruises, Ltd., 5.50%, 4/1/28 (144A)	69,381
28,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25 (144A)	30,030
5Pioneer Corporate High Yield Fund |  | 11/30/22

Principal Amount USD ($)		Value
	Leisure Time — (continued)
200,000	Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27 (144A)	$ 205,500
290,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	232,000
	Total Leisure Time	$933,860
	Lodging — 0.8%
232,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	$ 200,896
202,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	197,929
	Total Lodging	$398,825
	Media — 3.3%
355,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 281,732
121,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	104,026
160,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32 (144A)	133,800
800,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	507,326
362,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	307,164
145,000	News Corp., 3.875%, 5/15/29 (144A)	128,869
50,000	News Corp., 5.125%, 2/15/32 (144A)	45,835
25,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	20,687
	Total Media	$1,529,439
	Metal Fabricate/Hardware — 0.2%
130,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 99,450
	Total Metal Fabricate/Hardware	$99,450
	Mining — 2.2%
191,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 148,737
235,000	Eldorado Gold Corp., 6.25%, 9/1/29 (144A)	191,873
265,000	First Quantum Minerals, Ltd., 7.50%, 4/1/25 (144A)	261,103
220,000	FMG Resources August 2006 Pty, Ltd., 6.125%, 4/15/32 (144A)	204,633
339,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	240,413
	Total Mining	$1,046,759
	Oil & Gas — 11.6%
302,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$ 300,466
592,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	610,334
302,000	Energean Plc, 6.50%, 4/30/27 (144A)	276,233
365,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	327,770
Pioneer Corporate High Yield Fund |  | 11/30/226

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
90,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	$ 82,758
90,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	82,575
262,000	International Petroleum Corp., 7.25%, 2/1/27 (144A)	241,040
200,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	177,000
275,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)	260,975
50,000	Nabors Industries, Inc., 7.375%, 5/15/27 (144A)	48,625
182,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	166,224
300,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	294,547
475,000	Occidental Petroleum Corp., 4.40%, 4/15/46	375,250
420,000	Parkland Corp., 4.625%, 5/1/30 (144A)	352,170
66,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	62,360
210,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	205,800
140,000	Southwestern Energy Co., 4.75%, 2/1/32	122,399
324,000	Southwestern Energy Co., 5.375%, 3/15/30	304,625
415,000	Strathcona Resources, Ltd., 6.875%, 8/1/26 (144A)	352,912
360,000	Tap Rock Resources LLC, 7.00%, 10/1/26 (144A)	336,600
118,414	Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)	117,261
260,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	222,906
126,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	116,332
	Total Oil & Gas	$5,437,162
	Oil & Gas Services — 0.5%
215,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 212,414
	Total Oil & Gas Services	$212,414
	Packaging & Containers — 1.3%
125,000	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	$ 127,812
189,000	OI European Group BV, 4.75%, 2/15/30 (144A)	163,179
195,000	Sealed Air Corp., 5.00%, 4/15/29 (144A)	181,350
164,000	TriMas Corp., 4.125%, 4/15/29 (144A)	139,810
	Total Packaging & Containers	$612,151
	Pharmaceuticals — 3.2%
155,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 131,737
350,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	311,034
270,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	218,473
185,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	139,213
7Pioneer Corporate High Yield Fund |  | 11/30/22

Principal Amount USD ($)		Value
	Pharmaceuticals — (continued)
467,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	$ 455,325
260,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	233,286
	Total Pharmaceuticals	$1,489,068
	Pipelines — 4.3%
202,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (144A)	$ 185,351
330,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	305,705
405,000(b)(c)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	340,200
6,000	EnLink Midstream LLC, 5.375%, 6/1/29	5,715
135,000	EnLink Midstream LLC, 6.50%, 9/1/30 (144A)	137,109
357,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	296,310
185,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	176,566
235,000	Golar LNG, Ltd., 7.00%, 10/20/25 (144A)	220,900
369,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	353,318
	Total Pipelines	$2,021,174
	Real Estate — 1.0%
270,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 213,975
325,000	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.25%, 4/15/30 (144A)	238,875
	Total Real Estate	$452,850
	REITs — 3.2%
310,000	HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	$ 269,641
50,000	iStar, Inc., 4.25%, 8/1/25	48,783
452,000	iStar, Inc., 4.75%, 10/1/24	444,703
66,000	Starwood Property Trust, Inc., 3.75%, 12/31/24 (144A)	62,370
610,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	612,564
95,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	69,587
	Total REITs	$1,507,648
	Retail — 3.7%
80,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$ 78,600
181,000	Asbury Automotive Group, Inc., 4.625%, 11/15/29 (144A)	157,922
190,000	Bath & Body Works, Inc., 6.625%, 10/1/30 (144A)	177,874
Pioneer Corporate High Yield Fund |  | 11/30/228

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Retail — (continued)
220,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	$ 185,009
90,000	Gap, Inc., 3.625%, 10/1/29 (144A)	69,142
50,000	Gap, Inc., 3.875%, 10/1/31 (144A)	37,750
180,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	152,317
435,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	363,703
235,000	Murphy Oil USA, Inc., 3.75%, 2/15/31 (144A)	192,268
314,000	Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	117,615
50,000	SRS Distribution, Inc., 6.125%, 7/1/29 (144A)	41,471
206,000	Staples, Inc., 7.50%, 4/15/26 (144A)	183,780
	Total Retail	$1,757,451
	Software — 1.0%
440,000	AthenaHealth Group, Inc., 6.50%, 2/15/30 (144A)	$ 329,517
340,000	Rackspace Technology Global, Inc., 5.375%, 12/1/28 (144A)	155,029
	Total Software	$484,546
	Telecommunications — 5.2%
850,000	Altice France Holding SA, 6.00%, 2/15/28 (144A)	$ 570,002
185,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	155,799
359,000	CommScope, Inc., 8.25%, 3/1/27 (144A)	308,167
687,000	GoTo Group, Inc., 5.50%, 9/1/27 (144A)	401,895
445,000	Lumen Technologies, Inc., 4.50%, 1/15/29 (144A)	301,332
250,000	Maxar Technologies, Inc., 7.75%, 6/15/27 (144A)	245,670
500,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	437,500
	Total Telecommunications	$2,420,365
	Transportation — 3.9%
450,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 324,670
219,000	Danaos Corp., 8.50%, 3/1/28 (144A)	206,005
110,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	84,685
300,000	Seaspan Corp., 6.50%, 4/29/26 (144A)	294,750
858,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	714,285
190,000	XPO Escrow Sub LLC, 7.50%, 11/15/27 (144A)	192,850
	Total Transportation	$1,817,245
	Total Corporate Bonds (Cost $51,641,284)	$44,784,358

9Pioneer Corporate High Yield Fund |  | 11/30/22

Shares		Value
	Right/Warrant — 0.0%† of Net Assets
	Aerospace & Defense — 0.0%†
GBP7,525(d)	Avation Plc, 1/1/59	$ 2,721
	Total Aerospace & Defense	$2,721
	Total Right/Warrant (Cost $—)	$2,721

Face Amount USD ($)
	Insurance-Linked Securities — 0.0%† of Net Assets#
	Collateralized Reinsurance — 0.0%†
	Multiperil – Worldwide — 0.0%†
250,000(e)+	Cypress Re 2017, 1/31/23	$ 25
250,000(e)(f)+	Resilience Re, 5/1/23	—
		$25
	Total Collateralized Reinsurance	$25
	Reinsurance Sidecars — 0.0%†
	Multiperil – U.S. — 0.0%†
1,500,000(d)(g)+	Harambee Re 2018, 12/31/24	$ —
	Multiperil – Worldwide — 0.0%†
41,791(e)+	Berwick Re 2018-1, 12/31/24	$ 3,230
29,857(e)+	Berwick Re 2019-1, 12/31/24	3,568
1,500,000(e)+	Versutus Re 2018, 12/31/24	—
250,000(d)(g)+	Viribus Re 2018, 12/31/24	—
106,153(g)+	Viribus Re 2019, 12/31/24	754
		$7,552
	Total Reinsurance Sidecars	$7,552
	Total Insurance-Linked Securities (Cost $47,760)	$7,577

Pioneer Corporate High Yield Fund |  | 11/30/2210

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Shares		Value
	SHORT TERM INVESTMENTS — 1.8% of Net Assets
	Open-End Fund — 1.8%
823,841(h)	Dreyfus Government Cash Management, Institutional Shares, 3.61%	$ 823,841
		$823,841
	TOTAL SHORT TERM INVESTMENTS (Cost $823,841)	$823,841
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 97.4% (Cost $52,512,885)	$45,618,497
	OTHER ASSETS AND LIABILITIES — 2.6%	$1,221,311
	net assets — 100.0%	$46,839,808

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
REIT	Real Estate Investment Trust.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2022, the value of these securities amounted to $39,221,510, or 83.7% of net assets.
(a)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at November 30, 2022.
(d)	Non-income producing security.
(e)	Issued as participation notes.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Issued as preference shares.
(h)	Rate periodically changes. Rate disclosed is the 7-day yield at November 30, 2022.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Berwick Re 2018-1	1/29/2018	$6,104	$3,230
Berwick Re 2019-1	12/31/2018	3,568	3,568
Cypress Re 2017	1/24/2017	840	25
Harambee Re 2018	12/19/2017	31,844	—
Resilience Re	2/8/2017	124	—
11Pioneer Corporate High Yield Fund |  | 11/30/22

Restricted Securities	Acquisition date	Cost	Value
Versutus Re 2018	12/20/2017	$—	$—
Viribus Re 2018	12/22/2017	5,280	—
Viribus Re 2019	3/25/2019	—	754
Total Restricted Securities			$7,577
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized (Depreciation)	Market Value
6,150,000	Markit CDX North America High Yield Index Series 39	Pay	5.00%	12/20/27	$279,146	$(455,962)	$(176,816)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$279,146	$(455,962)	$(176,816)
TOTAL SWAP CONTRACTS					$279,146	$(455,962)	$(176,816)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
GBP	— Great British Pound
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$44,784,358	$—	$44,784,358
Right/Warrant	2,721	—	—	2,721
Pioneer Corporate High Yield Fund |  | 11/30/2212

Schedule of Investments  |  11/30/22
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Worldwide	$—	$—	$25	$25
Reinsurance Sidecars
Multiperil – U.S.	—	—	—*	—*
Multiperil – Worldwide	—	—	7,552	7,552
Open-End Fund	823,841	—	—	823,841
Total Investments in Securities	$826,562	$44,784,358	$7,577	$45,618,497
Other Financial Instruments
Swap contracts, at value	$—	$(176,816)	$—	$(176,816)
Total Other Financial Instruments	$—	$(176,816)	$—	$(176,816)
*	Securities valued at $0.
During the period ended November 30, 2022, there were no unqualified transfers in or out of Level 3.
13Pioneer Corporate High Yield Fund |  | 11/30/22